Unaudited Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating and formation costs				$ 168,829
Income (loss) from operations	$ (2,065)	$ (348,325)		(168,829)	$ (976,486)
Other income (expense):
Interest earned on marketable securities held in Trust Account		1,480		20,078	22,604
Change in fair value of warrant liabilities		891,332		(3,883,670)	445,670
Offering expense associated with warrants recorded as liabilities				(191,112)
Total other income		892,812		(4,054,704)	468,274
Net income (loss)	(2,065)	544,487		$ (4,223,533)	(508,212)
Other comprehensive (income) loss
General and administrative expenses	$ 2,065	348,325			976,486
Ambulnz, Inc.
Income (loss) from operations		1,519,218	$ (2,559,259)		(95,984)	$ (10,319,444)	$ (14,757,683)	$ (20,762,734)
Other income (expense):
Total other income		(113,044)	(92,572)		(385,912)	(83,633)	125,914	(428,276)
Net income (loss)		801,566	(2,655,349)		(1,095,427)	(10,406,595)	(14,799,212)	(21,238,042)
Revenue, net		85,838,988	26,936,613		197,394,379	62,850,433	94,090,658	48,299,112
Expenses:
Cost of revenue (exclusive of depreciation and amortization, which is shown separately below)		60,025,728	18,263,419		137,080,202	41,950,093	62,743,607	35,109,591
Operating expenses:
Depreciation and amortization		2,019,576	1,369,762		5,514,303	4,065,445	5,507,655	4,182,271
Legal and regulatory		813,204	658,332		2,646,573	1,993,174	3,747,865	1,813,574
Technology and development		854,618	309,257		1,980,899	620,053	1,189,583	1,221,453
Sales, advertising and marketing		994,401	189,662		3,029,182	422,863	746,236	1,370,409
Total expenses		84,319,770	29,495,872		197,490,363	73,169,877	108,848,341	69,061,846
Gain from PPP loan forgiveness		142,667			142,667
Interest income (expense), net		(255,711)	(73,788)		(500,849)	(74,779)	(204,632)	(545,872)
Gain (loss) on disposal of fixed assets			(18,784)		(27,730)	(8,854)	30,546	(1,895)
Other income							300,000	119,491
Other income (expenses)
Net income (loss) before income tax benefit (expense)		1,406,174	(2,651,831)		(481,896)	(10,403,077)	(14,631,769)	(21,191,010)
Income tax (expense) benefit		(604,608)	(3,518)		(613,531)	(3,518)	(167,443)	(47,032)
Net income (loss) attributable to noncontrolling interests		(2,705,954)	(256,998)		(1,278,363)	(538,826)	(439,268)	(1,028,001)
Net income (loss) attributable to stockholders of Ambulnz, Inc. and Subsidiaries		3,507,520	(2,398,351)		182,936	(9,867,769)	(14,359,944)	(20,210,041)
Foreign currency translation adjustment		69,193	14,216		171,846	196,345	196,345	(246,279)
Other comprehensive (income) loss
Total comprehensive gain (loss)		$ 3,576,713	$ (2,384,135)		$ 354,782	$ (9,671,424)	$ (14,163,599)	$ (20,456,320)
Net income (loss) per share attributable to Ambulnz, Inc. and Subsidiaries – Basic (in Dollars per share)		$ 38.75	$ (26.5)		$ 2.02	$ (109.03)	$ (158.72)	$ (215.98)
Weighted-average shares outstanding – Basic (in Shares)		90,505	90,505		90,505	90,505	90,476	93,572
Net loss per share attributable to Ambulnz, Inc. and Subsidiaries – Diluted (in Dollars per share)		$ 27.03	$ (26.5)		$ 1.41	$ (109.03)	$ (158.72)	$ (215.98)
Weighted-average shares outstanding – Diluted (in Shares)		129,741	90,505		129,741	90,505	90,476	93,572
General and administrative expenses		$ 19,612,243	$ 8,705,440		$ 47,239,204	$ 24,118,249	$ 34,913,395	$ 25,364,548
Class A Common Stock
Other income (expense):
Weighted average number of common shares outstanding, basic and diluted (in Shares)		12,656,250		5,911,972	11,889,652
Basic and diluted net loss per common share (in Dollars per share)		$ 0.04		$ (0.48)	$ (0.04)
Class B Common Stock
Other income (expense):
Weighted average number of common shares outstanding, basic and diluted (in Shares)	3,306,250	1,718,750		2,875,000	2,485,348
Basic and diluted net loss per common share (in Dollars per share)		$ 0.04		$ (0.48)	$ (0.04)